Convertible notes payable (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Convertible notes payable	$ 20,740,480	¥ 149,090,866	¥ (0)
Investor [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible notes payable	$ 20,740,480	¥ 149,090,866